Condensed Consolidated Statements of Changes In Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings Unrestricted [Member]	Retained Earnings Statutor Reserve [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Mar. 31, 2019	$ 25,346	$ 61,050	$ (2,250,770)	$ 21,779	$ (34,955)	$ (2,177,550)
Balance, shares at Mar. 31, 2019	25,346,004
Transfer to Statutory reserve			(1,735)	1,735
Foreign currency translation					91,443	91,443
Net loss for the year			(980,617)			(980,617)
Ending balance, value at Mar. 31, 2020	$ 25,346	61,050	(3,233,122)	23,514	56,488	(3,066,724)
Balance, shares at Mar. 31, 2020	25,346,004
Paid in capital	$ 747	3,734,253				3,735,000
Paid in capital, shares	747,000
Foreign currency translation					(88,151)	(88,151)
Net loss for the year			(3,256,625)			(3,256,625)
Ending balance, value at Sep. 30, 2020	$ 26,093	3,795,303	(6,489,747)	23,514	(31,663)	(2,676,500)
Balance, shares at Sep. 30, 2020	26,093,004
Beginning balance, value at Mar. 31, 2020	$ 25,346	61,050	(3,233,122)	23,514	56,488	(3,066,724)
Balance, shares at Mar. 31, 2020	25,346,004
Issuance of common stocks for cash	$ 1,347	6,733,653				6,735,000
Issuance of common stocks for cash, shares	1,347,000
Appropriation of Statutory reserve and release of Statutory Reserve with disposition of subsidiaries		20,630	(10,937)	(9,693)
Foreign currency translation					(159,605)	(159,605)
Net loss for the year			(3,590,169)			(3,590,169)
Ending balance, value at Mar. 31, 2021	$ 26,693	6,815,333	(6,834,228)	13,821	(103,117)	(81,498)
Balance, shares at Mar. 31, 2021	26,693,004
Beginning balance, value at Jun. 30, 2020	$ 25,346	61,050	(3,029,222)	23,514	52,033	(2,867,279)
Balance, shares at Jun. 30, 2020	25,346,004
Paid in capital	$ 747	3,734,253				3,734,253
Paid in capital, shares	747,000
Foreign currency translation					(83,696)	(83,696)
Net loss for the year			(3,460,525)			(3,460,525)
Ending balance, value at Sep. 30, 2020	$ 26,093	3,795,303	(6,489,747)	23,514	(31,663)	(2,676,500)
Balance, shares at Sep. 30, 2020	26,093,004
Beginning balance, value at Mar. 31, 2021	$ 26,693	6,815,333	(6,834,228)	13,821	(103,117)	(81,498)
Balance, shares at Mar. 31, 2021	26,693,004
Foreign currency translation					(34,142)	(34,142)
Net loss for the year			110,968			110,968
Ending balance, value at Sep. 30, 2021	$ 26,693	6,815,333	(6,723,260)	13,821	(137,259)	(4,672)
Balance, shares at Sep. 30, 2021	26,693,004
Beginning balance, value at Jun. 30, 2021	$ 26,093	6,815,333	(6,755,281)	13,821	(133,633)	(33,067)
Balance, shares at Jun. 30, 2021	26,693,004
Foreign currency translation					(3,626)	(3,626)
Net loss for the year			32,021			32,021
Ending balance, value at Sep. 30, 2021	$ 26,693	$ 6,815,333	$ (6,723,260)	$ 13,821	$ (137,259)	$ (4,672)
Balance, shares at Sep. 30, 2021	26,693,004